Major transactions	12 Months Ended
Dec. 31, 2025
Major transactions
Major transactions

5.Major transactions

5.1Reverse acquisition

On November 29, 2024, Amber DWM entered into the Agreement and Plan of Merger (the “Merger Agreement”) with Overlord Merger Sub Ltd. (“Merger Sub”), a wholly—owned subsidiary of iClick. Pursuant to the Merger Agreement, Merger Sub will merge with and into Amber DWM, with Amber DWM continuing as the surviving entity and becoming a wholly—owned subsidiary of iClick, and the shareholders of Amber DWM will exchange all of the issued and outstanding share capital of Amber DWM for a mixture of newly issued Class A and Class B ordinary shares of iClick on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933.

On March 12, 2025, the merger was completed and the existing shareholders of Amber DWM and iClick owned approximately 90% and 10% of the fully diluted ordinary shares of the combined entity, respectively, immediately following the closing of the merger. iClick is identified as the legal acquirer but accounting acquiree from accounting purpose (“accounting acquiree”) and Amber DWM is identified as legal acquiree but accounting acquirer for accounting purposes (“accounting acquirer”).

In applying the reverse acquisition accounting, the consideration deemed to be given by the accounting acquirer was US$52 million, which is the fair value of the Company immediately prior to the merger using income approach, the discounted cash flow model. US$17,841 of cash and bank balances held by iClick prior to the merger was acquired in the transaction.

5.Major transactions (Continued)

5.1Reverse acquisition (Continued)

The following table summarizes the consideration transferred and the amount of identified assets acquired and liabilities assumed at the acquisition date.

Purchase consideration	52,102

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and bank balances	17,841
Trade and other receivables	23,713
Investments	6,653
Property, plant and equipment	17
Right-of-use assets	1,480
Intangible assets	3,238
Trade and other payables	(23,086)
Deferred revenue	(8,103)
Bank borrowings	(1,938)
Lease liabilities	(1,678)
Deferred tax liabilities	(1,077)
Non-controlling interest	(1,359)
Total identifiable net assets acquired	15,701

Goodwill (Note 16)	36,401

The revenue and profit before income tax of accounting acquiree that have been included in the consolidated financial statements for the year ended December 31, 2025 since March 12, 2025 amounted to US$15.9 million and US$0.3 million, respectively.

As a result of the merger, the Group extended its business focus to Web3 financial solution. Goodwill arising from the merger was attributable to increased presence in the institutional crypto financial service sector and operating synergies from the combined operations of iClick and Amber DWM. The goodwill recognized was not expected to be deductible for income tax purpose.

5.Major transactions (Continued)

5.1Reverse acquisition (Continued)

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 15% and an average growth rate on revenue of 8.26% over a period of 5 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

		Gross
	Estimated	carrying
	useful life	amount
Brand name	4 years	2,060
Customer relationship	5 years	1,100
		3,160

5.2Discontinued operations

Anhui Myhayo Technology Company Limited and its subsidiary (“Myhayo Group”), subsidiaries under the Online Advertising and SaaS Solutions segment, are principally engaged in the provision of mobile content and online advertising services in the PRC. In October 2025, the Company entered into a share transfer agreement with an independent party to transfer the 36.8% shareholdings in Myhayo Group with a cash consideration of RMB2,000 (equivalent to approximately US$257). Upon completion of the transaction on October 15, 2025, Myhayo Group was deconsolidated from the Group.

The following tables set forth the statement of operations and cash flows of Myhayo Group which were included in the Group’s consolidated financial statements:

For the year ended
December 31,
2025
Revenues	4,795
Cost of revenue	(3,877)
Gross profit	918

Operating expenses
Research and development expenses	(95)
Sales and marketing expenses	(849)
General and administrative expenses	(2,057)
Total operating expenses	(3,001)

Operating loss from discontinued operations	(2,083)
Interest expense, net	(25)
Other gains, net	25
Loss from discontinued operations before income taxes	(2,083)
Income tax credit	310
Loss from discontinued operations, net of income taxes	(1,773)

Less: net loss attributable to non-controlling interests	1,121
Net loss from discontinued operations attributable to owners of the Company	(652)

Net cash generated from discontinued operating activities	1,264
Net cash used in discontinued investing activities	(414)
Net cash generated from discontinued financing activities	4

5.Major transactions (Continued)

5.3Disposal group classified as held for sale

Management aims to optimize business to drive returns to the shareholders through proactive monitoring our operations and market trends. As part of the business plan, operation of Beijing OptAim, a wholly-owned subsidiary under the Online Advertising and SaaS Solutions segment, has been discontinued during the year ended December 31, 2025, and classified as held—for—sale as of the year then ended.

The following tables set forth the assets, liabilities, statement of operations and cash flows of Beijing OptAim which were included in the Group’s consolidated financial statements:

As of
December 31, 2025
Assets
Other current assets	17
Total assets	17

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	544
Lease liabilities	25
Income tax payable	700
Total current liabilities	1,269

Non—current liabilities
Lease liabilities	8

Total liabilities	1,277

For the year ended
December 31,
2025
General and administrative expenses	(2)
Interest expense, net	(1)
Other loss	(6)
Loss on disposal of discontinued operations	(253)
Loss from discontinued operations	(262)

Net cash generated from discontinued operating activities	4
Net cash used in discontinued financing activities	(17)